Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 30, 2012
Registrant Name	Federated Investment Series Funds Inc
Central Index Key	0000889388
Amendment Flag	false
Document Creation Date	Jun. 24, 2013
Document Effective Date	Jun. 24, 2013
Prospectus Date	Jan. 31, 2013